Inventories - Schedule of Inventory (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Line Items]
Raw materials	$ 13,020	$ 14,023	$ 8,523
Work in process	12,822	12,112	5,635
Total inventories-net	$ 25,842	$ 26,135	$ 14,157